Income taxes - Deferred assets and (liabilities) (Details) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2023 MXN ($)	Dec. 31, 2022 MXN ($)	Dec. 31, 2021 MXN ($)	Dec. 31, 2020 MXN ($)
Income taxes
Deferred tax liabilities	$ (3,412)	$ (57,721)	$ (56,671)	$ (36,189)
Deferred tax assets	51,269	867,421	756,909	464,404
Net deferred ISR asset		809,700	700,238	428,215	$ 183,930
Provisions, allowances and labor obligations
Income taxes
Deferred tax liabilities		107,768	150,040	159,813
Deferred tax assets		743,038	625,408	468,314
Leasehold improvements
Income taxes
Deferred tax liabilities		(163,345)	(216,843)	(225,726)
Deferred tax assets		(53,622)	(102,196)	(243,480)
Tax loss carryforwards
Income taxes
Deferred tax liabilities		75	12,366	3,242
Deferred tax assets		172,185	208,602	243,191
Recoverable tax on assets
Income taxes
Deferred tax liabilities		9,486		28,619
Deferred tax assets		9,486	28,619
Amount recovered	$ 19,133
Others
Income taxes
Deferred tax liabilities		(2,219)	(2,234)	(2,137)
Deferred tax assets		(3,666)	(3,524)	(3,621)
Other subsidiary losses
Income taxes
Deferred tax assets		$ 172,260	$ 220,968	$ 246,433